Asset Acquisition (Details) - USD ($) $ in Millions		6 Months Ended
	May 04, 2026	Jun. 30, 2026
Asset Acquisition [Line Items]
Unpaid shares consideration	45,000,000
Iniitial term		10 years
Consideration amount		$ 68.6
Fair value of assets acquired		$ 70.2
Neurovia AI Limited [Member]
Asset Acquisition [Line Items]
Asset acquisition equity rate	100.00%
Business consideration consideration	$ 100.0
Class B Ordinary Shares [Member] | Fourth Anniversary [Member]
Asset Acquisition [Line Items]
Shares issued for acquisition	104,097,957
Class B Ordinary Shares [Member] | Asset Acquisition of Neurovia AI Limited [Member]
Asset Acquisition [Line Items]
Shares issued for acquisition	149,097,957